Consolidated Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption	18,400,000	18,400,000
Ordinary shares subject to possible redemption per share (in Dollars per share)	$ 10.68	$ 10.46
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	509,000	509,000
Ordinary shares, shares outstanding	509,000	509,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	4,600,000	4,600,000
Ordinary shares, shares outstanding	4,600,000	4,600,000